Related Party Disclosures - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees | $	$ 785,833	$ 11,631,832	$ 2,449,265	$ 26,614,831
Trade and other payables | $	1,704,462		1,704,462		$ 2,622,889
Key management personnel of entity or parent [member]
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees | $	482,306	$ 9,108,057	1,729,390	$ 20,717,042
Trade and other payables | $	28,333		28,333		42,233
Reimbursement expenses owing to director and officer | $	$ 6,244		$ 6,244		$ 0
Key management personnel of entity or parent [member] | Deferred Share Units [Member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement			2,492,000
Number of share option vested in share based payment arrangement			1,975,417
Number of share option non vested in share based payment arrangement			517,083
Key management personnel of entity or parent [member] | Restricted share units [member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement				4,112,800
Number of share option vested in share based payment arrangement				3,662,650
Number of share option non vested in share based payment arrangement				450,150